Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2023
Entity Registrant Name	Exchange Traded Concepts Trust
Entity Central Index Key	0001452937
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 15, 2023
Document Effective Date	Dec. 18, 2023
Prospectus Date	Dec. 15, 2023
Range Nuclear Renaissance Index ETF | Range Nuclear Renaissance Index ETF
Prospectus:
Trading Symbol	NUKZ
Range Global Coal Index ETF | Range Global Coal Index ETF
Prospectus:
Trading Symbol	COAL
Range Global LNG Ecosystem Index ETF | Range Global LNG Ecosystem Index ETF
Prospectus:
Trading Symbol	LNGZ
Range Global Offshore Oil Services Index ETF | Range Global Offshore Oil Services Index ETF
Prospectus:
Trading Symbol	OFOS